PROPERTY AND EQUIPMENT (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 10,220,444	R$ 11,118,009
Additions	1,686,100	1,726,464
Depreciation	(2,499,655)	(2,622,281)
Impairment	(1,398)	(1,748)
Ending balance	9,405,491	10,220,444
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,859,719	3,610,211
Additions	641,496	(190,906)
Depreciation	(627,235)	(559,586)
Ending balance	2,873,980	2,859,719
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	871,952	912,088
Additions	(14,126)	(40,136)
Ending balance	857,826	871,952
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,706,833	3,074,492
Additions	1,269,771	7,551
Depreciation	(1,029,489)	(374,968)
Impairment	(363)	(242)
Ending balance	2,946,752	2,706,833
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	119,670	126,350
Additions	33,436	23,881
Depreciation	(28,253)	(30,293)
Impairment	(5)	(268)
Ending balance	124,848	119,670
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,432,633	3,305,062
Additions	(248,520)	1,750,744
Depreciation	(774,159)	(1,621,935)
Impairment	(1,030)	(1,238)
Ending balance	2,408,924	3,432,633
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	229,637	89,806
Additions	4,043	175,330
Depreciation	(40,519)	(35,499)
Ending balance	R$ 193,161	R$ 229,637